Note 12 - Share Capital and Reserves - Share Option Fair Value Assumptions (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017 CAD ($)
Stock options granted December 22, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				1,195,000
Fair value per share, stock options				$ 0.62
Risk free interest rate, stock options				1.71%
Expected life, stock options				3
Expected volatility, stock options				65.20%
Expected dividends, stock options
Stock options granted November 23, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				100,000
Fair value per share, stock options				$ 0.50
Risk free interest rate, stock options				1.46%
Expected life, stock options				3
Expected volatility, stock options				63.93%
Expected dividends, stock options
Stock options granted September 12, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				500,000
Fair value per share, stock options				$ 0.55
Risk free interest rate, stock options				1.59%
Expected life, stock options				2.5
Expected volatility, stock options				63.12%
Expected dividends, stock options
Stock options granted August 25, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				1,160,000
Fair value per share, stock options				$ 0.48
Risk free interest rate, stock options				1.24%
Expected life, stock options				2
Expected volatility, stock options				62.80%
Expected dividends, stock options
Stock options granted June 12, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				75,000
Fair value per share, stock options				$ 0.63
Risk free interest rate, stock options				0.88%
Expected life, stock options				2
Expected volatility, stock options				65.95%
Expected dividends, stock options
Stock options granted May 19, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				75,000
Fair value per share, stock options				$ 0.60
Risk free interest rate, stock options				0.72%
Expected life, stock options				2
Expected volatility, stock options				65.65%
Expected dividends, stock options
Stock options granted May 4, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				175,000
Fair value per share, stock options				$ 0.63
Risk free interest rate, stock options				0.71%
Expected life, stock options				2
Expected volatility, stock options				65.77%
Expected dividends, stock options
Stock options granted March 17, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				207,000
Fair value per share, stock options				$ 0.47
Risk free interest rate, stock options				0.80%
Expected life, stock options				2
Expected volatility, stock options				61.28%
Expected dividends, stock options
Stock options granted January 11, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted				1,427,000
Fair value per share, stock options				$ 0.54
Risk free interest rate, stock options				0.75%
Expected life, stock options				2
Expected volatility, stock options				68.94%
Expected dividends, stock options
Stock options granted December 21, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				60,000
Fair value per share, stock options				$ 0.42
Risk free interest rate, stock options				0.83%
Expected life, stock options				2
Expected volatility, stock options				70.18%
Expected dividends, stock options
Stock options granted November 2, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				20,000
Fair value per share, stock options				$ 0.69
Risk free interest rate, stock options				0.54%
Expected life, stock options				2
Expected volatility, stock options				68.31%
Expected dividends, stock options
Stock options granted October 6, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				150,000
Fair value per share, stock options				$ 0.57
Risk free interest rate, stock options				0.60%
Expected life, stock options				2
Expected volatility, stock options				68.47%
Expected dividends, stock options
Stock options granted September 15, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				170,000
Fair value per share, stock options				$ 0.70
Risk free interest rate, stock options				0.58%
Expected life, stock options				2
Expected volatility, stock options				68.08%
Expected dividends, stock options
Stock options granted August 9, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				491,000
Fair value per share, stock options				$ 0.76
Risk free interest rate, stock options				0.50%
Expected life, stock options				2
Expected volatility, stock options				67.52%
Expected dividends, stock options
Stock options granted June 29, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				15,000
Fair value per share, stock options				$ 0.87
Risk free interest rate, stock options				0.54%
Expected life, stock options				2
Expected volatility, stock options				66.44%
Expected dividends, stock options
Stock options granted June 8, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				1,915,000
Fair value per share, stock options				$ 0.62
Risk free interest rate, stock options				0.54%
Expected life, stock options				2
Expected volatility, stock options				64.68%
Expected dividends, stock options
Stock options expiring May 6, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted				100,000
Fair value per share, stock options				$ 0.52
Risk free interest rate, stock options				0.54%
Expected life, stock options				2
Expected volatility, stock options				63.84%
Expected dividends, stock options
Stock options granted December 11, 2015 [member]
Statement Line Items [Line Items]
Stock options, granted				756,000
Fair value per share, stock options				$ 0.29
Risk free interest rate, stock options				0.40%
Expected life, stock options				3
Expected volatility, stock options				55.79%
Expected dividends, stock options
Stock options granted August 26, 2015 [member]
Statement Line Items [Line Items]
Stock options, granted				1,445,000
Fair value per share, stock options				$ 0.20
Risk free interest rate, stock options				0.53%
Expected life, stock options				2
Expected volatility, stock options				58.76%
Expected dividends, stock options
Stock options granted January 6, 2015 [member]
Statement Line Items [Line Items]
Stock options, granted				1,180,000
Fair value per share, stock options				$ 0.37
Risk free interest rate, stock options				0.56%
Expected life, stock options				2
Expected volatility, stock options				52.37%
Expected dividends, stock options